Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands, € in Millions, R$ in Millions																							12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 28, 2021 EUR (€)	Dec. 14, 2021 EUR (€)	Oct. 13, 2021 EUR (€)	Oct. 01, 2021 EUR (€)	Sep. 20, 2021 EUR (€)	Sep. 03, 2021 EUR (€)	Sep. 01, 2021 EUR (€)	Aug. 05, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Jul. 08, 2021 EUR (€)	Jul. 01, 2021 EUR (€)	Apr. 19, 2021 BRL (R$)	Apr. 15, 2021 BRL (R$)	Apr. 06, 2021 BRL (R$)	Mar. 04, 2021 BRL (R$)	Mar. 02, 2021 BRL (R$)	Feb. 14, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2020 BRL (R$)	Jun. 05, 2020 BRL (R$)	May 20, 2020 USD ($)	Dec. 31, 2021 USD ($) item director	Dec. 31, 2021 CLF item director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
short-term loans																							$ 48,545
Number of members in Board of Directors | director																							7	7
Term of service for each director																							3 years	3 years
Current accounts payable to related parties	$ 955,707																		$ 597,122				$ 955,707		$ 597,122
Compensation for managers																							3,964		3,650	$ 2,513
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers																							141		$ 141	$ 144
Monthly Fee [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers | CLF																								CLF 72
Per Diem For Each Meeting [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers | CLF																								26.4
Enel Americas [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements																		$ 500,000				$ 150,000
Borrowings Interest Rate																		1.08%
Enel Americas [Member] | Libor One Month [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																						1.35%
Enel Americas [Member] | Libor Three Months [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																						1.35%
Enel Americas [Member] | Libor Six Months [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																						1.35%
Enel Americas [Member] | IFRS Board Of Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties	0																						0
Current accounts payable to related parties	$ 0																						$ 0
Enel Americas [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers | CLF																								216
Enel Americas [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers | CLF																								CLF 79.2
Number of maximum meeting sessions for which compensation derived | item																							16	16
Enel Brasil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements																					R$ 800		$ 135,000
Enel Brasil [Member] | Bottom of range [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate	0.38%																						0.38%
Enel Brasil [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate	1.03%																						1.03%
Enel Brasil [Member] | Interbank Deposit Certificates Rate [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate									0.85%
Enel Green Power Panam, S.R.L. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements																			$ 15,000
Enel Green Power Panam, S.R.L. [Member] | Libor Three Months [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																			0.40%						0.40%
PH Chucs S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements																			$ 10,000
PH Chucs S.A. [Member] | Libor Three Months [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																			1.10%						1.10%
Enel Distribucin Cear [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements | R$																	R$ 500
Enel Distribucin Cear [Member] | Interbank Deposit Certificates Rate [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																	1.10%
Enel Distribucion Goias S A (Distribucion) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements					€ 73	€ 45		€ 22	€ 20	€ 36			R$ 290		R$ 160	R$ 600
Enel Distribucion Goias S A (Distribucion) [Member] | Interbank Deposit Certificates Rate [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate													1.00%		1.10%	1.10%
Enel Distribucion Goias S A (Distribucion) [Member] | Euro Rate [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate					1.81%	1.59%		1.53%	1.53%	1.29%
Enel Distribucin Ro [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements		€ 160	€ 55	€ 40			€ 50				€ 50	€ 50		R$ 230						R$ 750
Enel Distribucin Ro [Member] | Interbank Deposit Certificates Rate [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate														0.90%
Enel Distribucin Ro [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate																				3.40%
Enel Distribucin Ro [Member] | Euro Rate [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate		1.06%	1.65%	1.59%			1.53%				1.29%	1.29%
Enel Green Power Per (USD) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements	$ 30,000
Enel Green Power Per (USD) [Member] | Libor One Month [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate	0.90%																						0.90%
Enel Green Power Per (USD) [Member] | Libor Three Months [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate	0.90%																						0.90%
Enel Green Power Per (USD) [Member] | Libor Six Months [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate	0.90%																						0.90%